Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES

	SHARES	VALUE

COMMON STOCKS - 27.4%

Communication Services - 2.9%
Entertainment - 1.1%
Activision Blizzard, Inc.[1]	4,530	$264,914
Electronic Arts, Inc.*[1]	2,020	217,998
Nexon Co. Ltd. (Japan)*	33,000	446,917

		929,829

Interactive Media & Services - 1.6%
Alphabet, Inc. - Class A*[1]	150	214,917
Alphabet, Inc. - Class C*[1]	150	215,135
Facebook, Inc. - Class A*	2,780	561,310
Tencent Holdings Ltd. - Class H (China)	6,340	302,356

		1,293,718

Media - 0.2%
Quebecor, Inc. - Class B (Canada)	2,970	73,700
Shaw Communications, Inc. - Class B (Canada)	3,830	74,840

		148,540

Total Communication Services		2,372,087

Consumer Discretionary - 2.5%
Automobiles - 0.1%
Honda Motor Co. Ltd. - ADR (Japan)	2,764	70,758

Hotels, Restaurants & Leisure - 0.0%##
Hilton Worldwide Holdings, Inc.	120	12,936
Wyndham Hotels & Resorts, Inc.	215	12,292

		25,228

Household Durables - 0.4%
Sony Corp. - ADR (Japan)	4,220	296,160

Internet & Direct Marketing Retail - 0.8%
Alibaba Group Holding Ltd. - ADR (China)*	710	146,679
Amazon.com, Inc.*[1]	160	321,395
Booking Holdings, Inc.*[1]	75	137,291

		605,365

Multiline Retail - 0.2%
Dollar Tree, Inc.*	1,650	143,666

Specialty Retail - 0.6%
The Home Depot, Inc.	1,093	249,313
Industria de Diseno Textil S.A. (Spain)	8,040	270,363

		519,676

Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc.*	1,250	299,237

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	670	$55,590

		354,827

Total Consumer Discretionary		2,015,680

Consumer Staples - 3.4%
Beverages - 1.3%
Ambev S.A. - ADR (Brazil)[1]	15,360	63,898
Anheuser-Busch InBev S.A./N.V. (Belgium)	3,210	242,163
The Coca-Cola Co.	5,340	311,856
Diageo plc (United Kingdom)	3,395	134,249
PepsiCo, Inc.	2,150	305,343

		1,057,509

Food & Staples Retailing - 0.4%
Walgreens Boots Alliance, Inc.	1,372	69,766
Walmart, Inc.	2,319	265,502

		335,268

Food Products - 0.9%
Mondelez International, Inc. - Class A	7,448	427,366
Nestle S.A. (Switzerland)	2,770	305,511

		732,877

Household Products - 0.2%
Colgate-Palmolive Co.	1,345	99,234
Kimberly-Clark Corp.	593	84,941

		184,175

Personal Products - 0.6%
Unilever plc - ADR (United Kingdom)	7,372	440,625

Total Consumer Staples		2,750,454

Energy - 1.4%
Energy Equipment & Services - 0.6%
Halliburton Co.	7,880	171,863
Oceaneering International, Inc.*	8,120	100,769
Schlumberger Ltd.[1]	4,840	162,188
Transocean Ltd.*[1]	10,400	47,424

		482,244

Oil, Gas & Consumable Fuels - 0.8%
Chevron Corp.[1]	1,364	146,139
China Petroleum & Chemical Corp. - ADR (China)[1]	1,716	89,970
Equinor ASA - ADR (Norway)	3,387	61,576
Marathon Petroleum Corp.	1,284	69,978
Petroleo Brasileiro S.A. - ADR (Brazil)	7,342	97,281

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
TOTAL S.A. - ADR (France)	2,134	$103,691
Valero Energy Corp.	719	60,619

		629,254

Total Energy		1,111,498

Financials - 2.8%
Banks - 1.2%
Bank of America Corp.[1]	5,975	196,159
Citigroup, Inc.[1]	1,800	133,938
JPMorgan Chase & Co.	2,125	281,265
U.S. Bancorp	2,115	112,560
Wells Fargo & Co.	4,588	215,361

		939,283

Capital Markets - 1.0%
BlackRock, Inc.[1]	140	73,829
Cboe Global Markets, Inc.[1]	1,310	161,418
CME Group, Inc.[1]	720	156,319
Intercontinental Exchange, Inc.	1,560	155,595
Moody’s Corp.	590	151,506
S&P Global, Inc.	510	149,803

		848,470

Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. - Class B*[1]	1,765	396,119

Insurance - 0.1%
Chubb Ltd.[1]	480	72,955

Total Financials		2,256,827

Health Care - 5.0%
Biotechnology - 1.1%
AbbVie, Inc.[1]	1,770	143,405
Amgen, Inc.[1]	831	179,538
BioMarin Pharmaceutical, Inc.*[1]	2,220	185,370
Gilead Sciences, Inc.	1,859	117,489
Incyte Corp.*	1,100	80,377
Seattle Genetics, Inc.*	850	92,131
Vertex Pharmaceuticals, Inc.*	420	95,361

		893,671

Health Care Equipment & Supplies - 1.0%
Alcon, Inc. (Switzerland)*	2,400	141,456
Medtronic plc[1]	5,667	654,198

		795,654

Health Care Providers & Services - 0.2%
CVS Health Corp.[1]	1,547	104,918

Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.[1]	2,065	129,992

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Johnson & Johnson	4,807	$715,618
Merck & Co., Inc.	3,941	336,719
Merck KGaA (Germany)	2,330	298,776
Novartis AG - ADR (Switzerland)	5,230	494,287
Pfizer, Inc.	6,115	227,723

		2,203,115

Total Health Care		3,997,358

Industrials - 2.1%
Aerospace & Defense - 0.6%
The Boeing Co.[1]	525	167,092
Lockheed Martin Corp.	344	147,273
United Technologies Corp.	1,014	152,303

		466,668

Air Freight & Logistics - 0.1%
United Parcel Service, Inc. - Class B	1,196	123,810

Airlines - 0.4%
easyJet plc (United Kingdom)	7,840	143,915
Ryanair Holdings plc - ADR (Ireland)*	1,690	146,371

		290,286

Commercial Services & Supplies - 0.1%
Waste Management, Inc.	702	85,433

Electrical Equipment - 0.2%
Eaton Corp. plc	761	71,892
Emerson Electric Co.	1,051	75,283

		147,175

Industrial Conglomerates - 0.3%
3M Co.	788	125,024
Honeywell International, Inc.	834	144,465

		269,489

Machinery - 0.2%
Caterpillar, Inc.[1]	714	93,784
Illinois Tool Works, Inc.	471	82,416

		176,200

Road & Rail - 0.2%
Union Pacific Corp.	843	151,251

Total Industrials		1,710,312

Information Technology - 4.1%
Communications Equipment - 0.2%
Cisco Systems, Inc.[1]	4,391	201,854

IT Services - 1.6%
International Business Machines Corp.	1,123	161,409

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
InterXion Holding N.V. (Netherlands)*[1]	680	$59,180
Mastercard, Inc. - Class A	1,490	470,751
PayPal Holdings, Inc.*	1,290	146,918
Visa, Inc. - Class A	2,140	425,796

		1,264,054

Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc.[1]	410	125,116
Intel Corp.	4,042	258,405
Micron Technology, Inc.*	7,790	413,571
NVIDIA Corp.	1,200	283,716
Texas Instruments, Inc.	1,180	142,367

		1,223,175

Software - 0.8%
Microsoft Corp.	1,820	309,819
ServiceNow, Inc.*[1]	980	331,465

		641,284

Total Information Technology		3,330,367

Materials - 0.5%
Containers & Packaging - 0.2%
Graphic Packaging Holding Co.	8,990	140,514

Metals & Mining - 0.3%
BHP Group Ltd. - ADR (Australia)[1]	2,653	135,595
Rio Tinto plc - ADR (Australia)	2,026	108,249

		243,844

Total Materials		384,358

Real Estate - 2.7%
Equity Real Estate Investment Trusts (REITS) - 2.7%
Acadia Realty Trust[1]	715	17,746
Agree Realty Corp.[1]	190	14,427
Alexandria Real Estate Equities, Inc.[1]	70	11,424
American Campus Communities, Inc.[1]	510	23,394
American Homes 4 Rent - Class A1	1,535	41,952
American Tower Corp.[1]	650	150,631
Americold Realty Trust[1]	1,220	42,053
Apartment Investment & Management Co. - Class A1	839	44,224
AvalonBay Communities, Inc.[1]	295	63,924
Boston Properties, Inc.[1]	331	47,449
Brandywine Realty Trust[1]	2,480	38,738
BSR Real Estate Investment Trust (Canada)	785	9,593
Camden Property Trust[1]	385	43,286

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Community Healthcare Trust, Inc.	670	$31,604
Cousins Properties, Inc.	1,126	46,087
Crown Castle International Corp.	215	32,216
Digital Realty Trust, Inc.	240	29,518
Douglas Emmett, Inc.	745	30,917
Equinix, Inc.	555	327,300
Equity LifeStyle Properties, Inc.	270	19,642
Equity Residential	420	34,894
Essential Properties Realty Trust, Inc.	969	26,754
Essex Property Trust, Inc.	84	26,020
Extra Space Storage, Inc.	100	11,068
Federal Realty Investment Trust	70	8,751
First Industrial Realty Trust, Inc.	365	15,585
Getty Realty Corp.	395	12,450
Healthcare Realty Trust, Inc.	810	29,209
Healthcare Trust of America, Inc. - Class A	490	15,695
Healthpeak Properties, Inc.	1,310	47,147
Hibernia REIT plc (Ireland)	9,750	14,836
Host Hotels & Resorts, Inc.	955	15,605
Independence Realty Trust, Inc.	710	10,416
Innovative Industrial Properties, Inc.	223	19,958
Invitation Homes, Inc.	2,177	68,510
Jernigan Capital, Inc.	1,785	35,682
Kilroy Realty Corp.	120	9,908
Liberty Property Trust	170	10,650
Life Storage, Inc.	90	10,186
Mid-America Apartment Communities, Inc.	145	19,895
National Retail Properties, Inc.	310	17,360
Omega Healthcare Investors, Inc.	450	18,877
Physicians Realty Trust	1,680	32,508
Plymouth Industrial REIT, Inc.	600	11,052
Prologis, Inc.	1,090	101,239
Public Storage	165	36,920
Realty Income Corp.	150	11,761
Regency Centers Corp.	295	18,302
SBA Communications Corp.	590	147,240
Simon Property Group, Inc.	360	47,934
STAG Industrial, Inc.	865	27,888
STORE Capital Corp.	775	30,419
Sun Communities, Inc.	285	46,218
Sunstone Hotel Investors, Inc.	795	10,081
UDR, Inc.	706	33,824
UMH Properties, Inc.	650	10,270
Urban Edge Properties	945	17,379

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	SHARES/
	PRINCIPAL
	AMOUNT[2]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Ventas, Inc.	365	$21,119
VEREIT, Inc.	1,805	17,617
Vornado Realty Trust	110	7,235
Welltower, Inc.	458	38,889

Total Real Estate		2,213,476

TOTAL COMMON STOCKS (Identified Cost $19,729,166)		22,142,417

CORPORATE BONDS - 16.8%

Non-Convertible Corporate Bonds - 16.8%
Communication Services - 3.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.[1], 4.25%, 3/1/2027	520,000	579,540
CenturyLink, Inc., 5.625%, 4/1/2020	5,000	5,019
Verizon Communications, Inc., 5.25%, 3/16/2037	720,000	935,481

		1,520,040

Interactive Media & Services - 0.6%
Tencent Holdings Ltd. (China)[3], 3.975%, 4/11/2029	410,000	452,214

Media - 1.4%
Comcast Corp., 3.25%, 11/1/2039	450,000	478,192
Diamond Sports Group LLC - Diamond Sports Finance Co.[3], 6.625%, 8/15/2027	10,000	9,350
Discovery Communications LLC, 5.20%, 9/20/2047	550,000	647,607
Townsquare Media, Inc.[3], 6.50%, 4/1/2023	5,000	5,062

		1,140,211

Wireless Telecommunication Services - 0.0%##
Sprint Communications, Inc., 7.00%, 8/15/2020	15,000	15,266
Sprint Corp., 7.25%, 9/15/2021	5,000	5,244
Sprint Corp., 7.125%, 6/15/2024	5,000	5,164

		25,674

Total Communication Services		3,138,139

Consumer Discretionary - 1.7%
Auto Components - 0.0%##
Techniplas LLC[3], 10.00%, 5/1/2020	10,000	8,350

Household Durables - 0.0%##
Ashton Woods USA LLC - Ashton Woods Finance Co.[3], 6.75%, 8/1/2025	10,000	10,300

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
LGI Homes, Inc.[3], 6.875%, 7/15/2026	15,000	$15,844
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	10,000	10,425

		36,569

Internet & Direct Marketing Retail - 1.7%
Alibaba Group Holding Ltd. (China), 3.40%, 12/6/2027	440,000	469,022
Booking Holdings, Inc., 3.60%, 6/1/2026	790,000	861,611
Photo Holdings Merger Sub, Inc.[3], 8.50%, 10/1/2026	10,000	9,350

		1,339,983

Specialty Retail - 0.0%##
Foxtrot Escrow Issuer LLC - Foxtrot Escrow Corp.[3], 12.25%, 11/15/2026	10,000	10,350

Total Consumer Discretionary		1,395,252

Consumer Staples - 0.0%##
Food & Staples Retailing - 0.0%##
KeHE Distributors LLC - KeHE Finance Corp.[3], 8.625%, 10/15/2026	10,000	10,613

Energy - 2.9%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	10,000	9,543
Shelf Drilling Holdings Ltd. (United Arab Emirates)[3], 8.25%, 2/15/2025	10,000	9,300

		18,843

Oil, Gas & Consumable Fuels - 2.9%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[3], 5.75%, 3/1/2027	10,000	7,797
Antero Midstream Partners LP - Antero Midstream Finance Corp.[3], 5.75%, 1/15/2028	10,000	7,777
Bruin E&P Partners LLC[1,3], 8.875%, 8/1/2023	10,000	6,438
Calumet Specialty Products Partners LP - Calumet Finance Corp.[3], 11.00%, 4/15/2025	10,000	11,050
CVR Energy, Inc.[3], 5.75%, 2/15/2028	5,000	4,895

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Operating LP, 6.50%, 2/1/2042	350,000	$423,372
Enviva Partners LP - Enviva Partners Finance Corp.[3], 6.50%, 1/15/2026	10,000	10,668
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	10,000	10,083
Jonah Energy LLC - Jonah Energy Finance Corp.[3], 7.25%, 10/15/2025	15,000	4,125
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	460,000	613,980
Laredo Petroleum, Inc., 10.125%, 1/15/2028	10,000	8,923
Lonestar Resources America, Inc.[3], 11.25%, 1/1/2023	10,000	6,875
Moss Creek Resources Holdings, Inc.[3], 7.50%, 1/15/2026	10,000	7,338
NuStar Logistics LP, 6.75%, 2/1/2021	10,000	10,292
Rockies Express Pipeline LLC[3], 5.625%, 4/15/2020	10,000	10,050
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	650,000	754,720
Whiting Petroleum Corp., 5.75%, 3/15/2021	5,000	4,675
The Williams Companies, Inc., 3.75%, 6/15/2027	400,000	422,678

		2,325,736

Total Energy		2,344,579

Financials - 3.0%
Banks - 2.8%
Bank of America Corp.[1], 4.00%, 1/22/2025	780,000	845,442
Citigroup, Inc.[1], 8.125%, 7/15/2039	270,000	464,733
JPMorgan Chase & Co.[4], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	380,000	409,793
Santander Holdings USA, Inc., 4.50%, 7/17/2025	520,000	568,377

		2,288,345

Capital Markets - 0.1%
AG Merger Sub II, Inc.[3], 10.75%, 8/1/2027	15,000	15,900

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	15,000	$15,562

		31,462

Consumer Finance - 0.1%
Credit Acceptance Corp.[3], 5.125%, 12/31/2024	10,000	10,450
Navient Corp., 5.00%, 10/26/2020	10,000	10,140
Navient Corp., 6.75%, 6/25/2025	5,000	5,438
SLM Corp., 5.125%, 4/5/2022	15,000	15,488

		41,516

Diversified Financial Services - 0.0%##
Fidelity & Guaranty Life Holdings, Inc.[3], 5.50%, 5/1/2025	5,000	5,325
Global Aircraft Leasing Co. Ltd. (Cayman Islands)[3,5], 6.50%, 9/15/2024	15,000	15,346
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[3], 10.50%, 6/1/2024	10,000	9,475

		30,146

Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Starwood Property Trust, Inc., 3.625%, 2/1/2021	10,000	10,038

Thrifts & Mortgage Finance - 0.0%##
Acrisure LLC - Acrisure Finance, Inc.[3], 7.00%, 11/15/2025	15,000	14,700
Radian Group, Inc., 4.875%, 3/15/2027	15,000	15,862

		30,562

Total Financials		2,432,069

Health Care - 0.6%
Health Care Providers & Services - 0.6%
HCA, Inc., 4.125%, 6/15/2029	440,000	476,166

Industrials - 2.2%
Air Freight & Logistics - 0.0%##
Cargo Aircraft Management, Inc.[3], 4.75%, 2/1/2028	5,000	5,075

Commercial Services & Supplies - 0.0%##
The ADT Security Corp., 6.25%, 10/15/2021	5,000	5,292
Prime Security Services Borrower LLC - Prime Finance, Inc.[3], 5.25%, 4/15/2024	15,000	15,638

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC - Prime Finance, Inc.[3], 5.75%, 4/15/2026	5,000	$5,275

		26,205

Construction & Engineering - 0.0%##
HC2 Holdings, Inc.[3], 11.50%, 12/1/2021	5,000	5,013
Tutor Perini Corp.[3], 6.875%, 5/1/2025	20,000	18,800

		23,813

Industrial Conglomerates - 0.6%
General Electric Co.[4,6], (3 mo. LIBOR US + 3.330%), 5.00%	500,000	497,630

Marine - 0.1%
American Tanker, Inc. (Norway)[3], 9.25%, 2/22/2022	20,000	20,805
Borealis Finance LLC[3], 7.50%, 11/16/2022	15,000	14,512

		35,317

Trading Companies & Distributors - 1.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland)[1], 4.45%, 10/1/2025	530,000	580,800
Air Lease Corp., 3.625%, 4/1/2027	270,000	286,542
Avolon Holdings Funding Ltd. (Ireland)[3], 3.25%, 2/15/2027	280,000	283,405
Fortress Transportation & Infrastructure Investors LLC[3], 6.50%, 10/1/2025	20,000	21,233

		1,171,980

Total Industrials		1,760,020

Materials - 0.9%
Chemicals - 0.0%##
Olin Corp., 5.625%, 8/1/2029	10,000	10,550

Metals & Mining - 0.9%
Compass Minerals International, Inc.[3], 6.75%, 12/1/2027	15,000	16,065
IAMGOLD Corp. (Canada)[3], 7.00%, 4/15/2025	15,000	15,450
Infrabuild Australia Pty Ltd. (Australia)[3], 12.00%, 10/1/2024	10,000	10,142
Mountain Province Diamonds, Inc. (Canada)[3], 8.00%, 12/15/2022	15,000	14,681

	PRINCIPAL
	AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Northwest Acquisitions ULC - Dominion Finco, Inc.[3], 7.125%, 11/1/2022	15,000	$12,075
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	580,000	583,770
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.50%, 6/15/2025	10,000	9,600

		661,783

Total Materials		672,333

Real Estate - 1.6%
Equity Real Estate Investment Trusts (REITS) - 1.6%
American Tower Corp., 3.80%, 8/15/2029	550,000	598,530
Crown Castle International Corp., 3.10%, 11/15/2029	580,000	600,542
GTP Acquisition Partners I LLC[3], 2.35%, 6/15/2020	95,000	94,310

		1,293,382

Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five Point Capital Corp.[3], 7.875%, 11/15/2025	10,000	10,350

Total Real Estate		1,303,732

TOTAL CORPORATE BONDS (Identified Cost $12,663,537)		13,532,903

U.S. TREASURY SECURITIES - 24.8%

U.S. Treasury Bonds - 3.5%
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026	2,131,772	2,407,871
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	378,368	417,862

Total U.S. Treasury Bonds (Identified Cost $2,732,960)		2,825,733

U.S. Treasury Notes - 21.3%
U.S. Treasury Floating Rate Note[7], (3 mo. US Treasury Bill Yield + 0.300%), 1.856%, 10/31/2021	4,090,000	4,102,080
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	3,162,422	3,159,704
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024	1,687,802	1,734,055

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL
	AMOUNT[2]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 2.50%, 8/15/2023	3,110,000	$3,237,680
U.S. Treasury Note, 2.50%, 5/15/2024	1,595,000	1,672,694
U.S. Treasury Note, 2.125%, 5/15/2025	1,600,000	1,662,750
U.S. Treasury Note, 1.625%, 5/15/2026	1,660,000	1,681,787

Total U.S. Treasury Notes (Identified Cost $17,011,713)		17,250,750

TOTAL U.S. TREASURY SECURITIES (Identified Cost $19,744,673)		20,076,483

ASSET-BACKED SECURITIES - 6.2%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A1,3, 3.561%, 7/15/2030	154,249	155,591
Commonbond Student Loan Trust, Series 2019-AGS, Class A1[3], 2.54%, 1/25/2047	292,116	295,763
Invitation Homes Trust, Series 2017-SFR2, Class A3,7, (1 mo. LIBOR US + 0.850%), 2.519%, 12/17/2036	74,262	74,238
Invitation Homes Trust, Series 2017-SFR2, Class B3,7, (1 mo. LIBOR US + 1.150%), 2.819%, 12/17/2036	60,000	59,934
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[3], 2.82%, 2/15/2068	156,974	157,880
Navient Student Loan Trust, Series 2014-1, Class A3[7], (1 mo. LIBOR US + 0.510%), 2.171%, 6/25/2031	268,504	264,221
Navient Student Loan Trust, Series 2019-2A, Class A2[3,7], (1 mo. LIBOR US + 1.000%), 2.661%, 2/27/2068	550,000	554,515
Nelnet Student Loan Trust, Series 2012-3A, Class A3,7, (1 mo. LIBOR US + 0.700%), 2.361%, 2/25/2045	280,890	278,935
Nelnet Student Loan Trust, Series 2013-5A, Class A3,7, (1 mo. LIBOR US + 0.630%), 2.291%, 1/25/2037	278,013	274,468
Oxford Finance Funding LLC, Series 2020-1A, Class A2[3], 3.101%, 2/15/2028	255,000	256,614

	PRINCIPAL
	AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

Progress Residential Trust, Series 2017-SFR2, Class A3, 2.897%, 12/17/2034	149,721	$150,636
Progress Residential Trust, Series 2019-SFR2, Class A3, 3.147%, 5/17/2036	280,000	286,858
SLM Student Loan Trust, Series 2005-7, Class A4[7], (3 mo. LIBOR US + 0.150%), 1.944%, 10/25/2029	281,559	277,534
SoFi Consumer Loan Program LLC, Series 2016-5, Class A3, 3.06%, 9/25/2028	54,386	54,618
SoFi Consumer Loan Program Trust, Series 2019-2, Class A3, 3.01%, 4/25/2028	151,823	153,036
SoFi Consumer Loan Program Trust, Series 2019-3, Class A3, 2.90%, 5/25/2028	192,809	194,483
SoFi Professional Loan Program LLC, Series 2015-D, Class A2[3], 2.72%, 10/27/2036	63,595	64,063
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B3, 2.74%, 10/25/2032	48,609	48,994
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B3, 2.49%, 1/25/2036	171,744	172,619
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX3, 2.05%, 1/25/2041	13,376	13,375
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX3, 2.84%, 1/25/2041	75,000	76,421
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A3, 2.39%, 2/25/2042	47,101	47,191
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX3, 2.54%, 5/15/2046	225,000	228,177
Towd Point Mortgage Trust, Series 2016-5, Class A1[3,8], 2.50%, 10/25/2056	169,060	169,921
Towd Point Mortgage Trust, Series 2017-1, Class A1[3,8], 2.75%, 10/25/2056	157,085	158,963
Towd Point Mortgage Trust, Series 2019-HY1, Class A1[3,7], (1 mo. LIBOR US + 1.000%), 2.661%, 10/25/2048	145,461	146,094
Tricon American Homes Trust, Series 2016-SFR1, Class A3, 2.589%, 11/17/2033	214,030	214,630

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL
	AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

Tricon American Homes Trust, Series 2017-SFR2, Class A3, 2.928%, 1/17/2036	199,434	$203,081

TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,989,483)		5,032,853

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8%

CIM Trust, Series 2019-INV1, Class A1[3,8], 4.00%, 2/25/2049	84,344	86,343
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[1,3,8], 2.50%, 5/25/2043	122,858	122,026
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,8], 2.13%, 2/25/2043	80,488	78,709
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	285,010	299,951
Fannie Mae-Aces, Series 2017-M15, Class A1[8], 3.058%, 9/25/2027	266,144	279,697
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A3, 3.144%, 12/10/2036	290,000	302,800
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	271,618	277,507
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	226,600	231,809
FREMF Mortgage Trust, Series 2011-K13, Class B3,8, 4.769%, 1/25/2048	321,504	328,335
FREMF Mortgage Trust, Series 2014-K41, Class B3,8, 3.963%, 11/25/2047	273,000	294,730
FREMF Mortgage Trust, Series 2014-K716, Class B3,8, 4.084%, 8/25/2047	451,000	461,367
Government National Mortgage Association, Series 2012-113, Class PY, 2.50%, 9/20/2042	250,000	252,838
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	316,122	320,788
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,8], 3.50%, 5/25/2043	69,637	71,374
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,8], 3.00%, 6/25/2029	88,144	89,428
JP Morgan Mortgage Trust, Series 2017-2, Class A5[3,8], 3.50%, 5/25/2047	240,721	245,671

	PRINCIPAL
	AMOUNT[2]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2017-2, Class A6[3,8], 3.00%, 5/25/2047		258,553	$261,528
JP Morgan Mortgage Trust, Series 2017-3, Class 1A3[3,8], 3.50%, 8/25/2047		245,165	250,841
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,8], 3.75%, 11/25/2054		73,783	77,250
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,8], 3.75%, 8/25/2055		84,327	88,349
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[3,8], 3.75%, 11/25/2056		112,986	117,995
PMT Loan Trust, Series 2013-J1, Class A9[3,8], 3.50%, 9/25/2043		258,977	266,286
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043		101,758	103,326
Sequoia Mortgage Trust, Series 2020-1, Class A1[3,8], 3.50%, 2/25/2050		350,000	358,977
Starwood Retail Property Trust, Series 2014-STAR, Class A3,7, (1 mo. LIBOR US + 1.470%), 3.146%, 11/15/2027		252,607	252,141
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A3,8, 2.86%, 4/25/2041		247,188	249,951
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A3,7, (1 mo. LIBOR US + 1.050%), 2.726%, 12/15/2033		175,000	175,002
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,8], 4.869%, 2/15/2044		308,707	314,659
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,8], 3.50%, 3/20/2045		51,102	51,154

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $6,216,912)			6,310,832

FOREIGN GOVERNMENT BONDS - 1.4%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	33,000	25,689
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		1,000,000	1,007,349
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	733,000	38,938
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	275,000	14,512

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL
	AMOUNT[2]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	504,000	$26,586
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	92,000	5,268

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $1,111,779)			1,118,342

U.S. GOVERNMENT AGENCIES - 13.2%

Mortgage-Backed Securities - 13.2%
Fannie Mae, Pool #888468, UMBS, 5.50%, 9/1/2021		5,635	5,703
Fannie Mae, Pool #888810, UMBS, 5.50%, 11/1/2022		6,879	6,954
Fannie Mae, Pool #MA3463, UMBS, 4.00%, 9/1/2033		244,182	255,818
Fannie Mae, Pool #MA1834, UMBS, 4.50%, 2/1/2034		65,956	71,222
Fannie Mae, Pool #MA1903, UMBS, 4.50%, 5/1/2034		78,909	85,210
Fannie Mae, Pool #FM1158, UMBS, 3.50%, 6/1/2034		295,389	308,244
Fannie Mae, Pool #MA3412, UMBS, 3.50%, 7/1/2038		380,889	397,141
Fannie Mae, Pool #890294, UMBS, 5.50%, 1/1/2039		69,494	78,098
Fannie Mae, Pool #AD0307, UMBS, 5.50%, 1/1/2039		36,662	41,158
Fannie Mae, Pool #AE0604, UMBS, 6.00%, 7/1/2039		42,796	49,271
Fannie Mae, Pool #MA0258, UMBS, 4.50%, 12/1/2039		88,644	96,808
Fannie Mae, Pool #890326, UMBS, 5.50%, 1/1/2040		74,291	83,422
Fannie Mae, Pool #AL0152, UMBS, 6.00%, 6/1/2040		72,648	83,646
Fannie Mae, Pool #AL7729, UMBS, 4.00%, 6/1/2043		65,210	70,232
Fannie Mae, Pool #AS3622, UMBS, 3.50%, 10/1/2044		583,903	618,943
Fannie Mae, Pool #AZ2001, UMBS, 3.50%, 5/1/2045		283,727	299,156
Fannie Mae, Pool #AZ9215, UMBS, 4.00%, 10/1/2045		82,162	87,517
Fannie Mae, Pool #MA2705, UMBS, 3.00%, 8/1/2046		277,740	286,524
Fannie Mae, Pool #BD6997, UMBS, 4.00%, 10/1/2046		95,033	100,557
Fannie Mae, Pool #BE7845, UMBS, 4.50%, 2/1/2047		75,299	79,984
Fannie Mae, Pool #CA1720, UMBS, 5.00%, 5/1/2048		514,531	569,648

	PRINCIPAL
	AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #CA2056, UMBS, 4.50%, 7/1/2048	511,387	$542,758
Fannie Mae, Pool #MA3443, UMBS, 4.00%, 8/1/2048	221,102	231,150
Fannie Mae, Pool #BK9366, UMBS, 4.50%, 8/1/2048	87,452	92,592
Fannie Mae, Pool #CA2219, UMBS, 5.00%, 8/1/2048	463,155	497,533
Fannie Mae, Pool #BM5024, UMBS, 3.00%, 11/1/2048	400,265	411,709
Fannie Mae, Pool #MA3521, UMBS, 4.00%, 11/1/2048	724,850	757,395
Fannie Mae, Pool #MA3527, UMBS, 5.00%, 11/1/2048	389,829	417,700
Fannie Mae, Pool #BN0622, UMBS, 4.50%, 1/1/2049	222,871	235,895
Fannie Mae, Pool #AL8674, 5.642%, 1/1/2049	128,833	146,045
Fannie Mae, Pool #MA3692, UMBS, 3.50%, 7/1/2049	542,323	559,473
Fannie Mae, Pool #BO5945, UMBS, 3.50%, 11/1/2049	392,798	407,343
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	101,727	109,904
Freddie Mac, Pool #QN0349, UMBS, 3.00%, 8/1/2034	305,180	314,631
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	32,227	37,065
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	31,195	35,035
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	28,252	31,735
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	117,180	127,717
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	128,841	140,870
Freddie Mac, Pool #G60334, 4.50%, 10/1/2041	104,719	114,476
Freddie Mac, Pool #Q24752, 3.50%, 2/1/2044	154,533	163,514
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	87,905	93,750
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	192,284	205,831
Freddie Mac, Pool #Q45878, 3.00%, 12/1/2046	279,463	288,414
Freddie Mac, Pool #ZM2525, UMBS, 3.00%, 12/1/2046	284,638	293,600
Freddie Mac, Pool #Q59805, 4.50%, 11/1/2048	161,831	171,470
Freddie Mac, Pool #G61887, 5.00%, 2/1/2049	213,925	229,395

Investment Portfolio - January 31, 2020

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	PRINCIPAL AMOUNT2/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #ZN4802, UMBS, 4.00%, 4/1/2049	346,247	$363,387

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $10,452,762)		10,695,643

SHORT-TERM INVESTMENT - 2.5%

Dreyfus Government Cash Management, Institutional Shares, 1.50%[9] (Identified Cost $2,001,496)	2,001,496	2,001,496

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Identified Cost $76,909,808)		80,910,969

VALUE

TOTAL OPTIONS WRITTEN — 0.0%## (Premiums Received $7,001)	$(12,388)

TOTAL INVESTMENTS - 100.1%	80,898,581
LIABILITIES, LESS OTHER ASSETS - (0.1%)	(53,276)

NET ASSETS - 100%	$80,845,305

ADR - American Depositary Receipt
CAD - Canadian Dollar
LIBOR - London InterBank Offer Rate
MXN - Mexican Peso
UMBS – Uniform Mortgage-Backed Securities

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[2]	VALUE
Call
Electronic Arts, Inc.	9	02/21/2020	$121.00	97	$(90)

Put
Amazon.com, Inc.	1	02/07/2020	1,755.00	201	(95)
Activision Blizzard, Inc.	21	02/14/2020	53.00	123	(525)
Schlumberger Ltd.	31	02/14/2020	36.00	104	(10,230)
Electronic Arts, Inc.	11	02/21/2020	103.00	119	(858)
PayPal Holdings, Inc.	10	02/21/2020	105.00	114	(590)
					(12,298)
TOTAL EXCHANGE-TRADED OPTIONS WRITTEN (PREMIUMS RECEIVED $7,001)					$(12,388)

*Non-income producing security.

## Less than 0.1%.

[1]	A portion of this security is designated as collateral for options contracts written. As of January 31, 2020, the total value of such securities was $6,423,987.
[2]	Amount is stated in USD unless otherwise noted.
[3]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $10,297,385, or 12.7% of the Series’ net assets as of January 31, 2020.

[4]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2020.
[5]	Represents a Payment-In-Kind bond.
[6]	Security is perpetual in nature and has no stated maturity date.
[7]	Floating rate security. Rate shown is the rate in effect as of January 31, 2020.
[8]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2020.

[9]	Rate shown is the current yield as of January 31, 2020.

Investment Portfolio - January 31, 2020

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2020 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$2,372,087	$1,622,814	$749,273	$—
Consumer Discretionary	2,015,680	1,745,317	270,363	—
Consumer Staples	2,750,454	2,068,531	681,923	—
Energy	1,111,498	1,111,498	—	—
Financials	2,256,827	2,256,827	—	—
Health Care	3,997,358	3,698,582	298,776	—
Industrials	1,710,312	1,566,397	143,915	—
Information Technology	3,330,367	3,330,367	—	—
Materials	384,358	384,358	—	—
Real Estate	2,213,476	2,198,640	14,836	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	30,772,126	—	30,772,126	—
Corporate debt:
Communication Services	3,138,139	—	3,138,139	—
Consumer Discretionary	1,395,252	—	1,395,252	—
Consumer Staples	10,613	—	10,613	—
Energy	2,344,579	—	2,344,579	—
Financials	2,432,069	—	2,432,069	—
Health Care	476,166	—	476,166	—
Industrials	1,760,020	—	1,760,020	—
Materials	672,333	—	672,333	—
Real Estate	1,303,732	—	1,303,732	—
Asset-backed securities	5,032,853	—	5,032,853	—
Commercial mortgage-backed securities	6,310,832	—	6,310,832	—
Foreign government bonds	1,118,342	—	1,118,342	—
Short-Term Investment	2,001,496	2,001,496	—	—

Total assets	80,910,969	21,984,827	58,926,142	—

Investment Portfolio - January 31, 2020

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Liabilities:
Other financial instruments*:
Equity contracts	$(12,388)	$(12,388)	$—	$—

Total liabilities	(12,388)	(12,388)	—	—

Total	$80,898,581	$21,972,439	$58,926,142	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1).

There were no Level 3 securities held by the Series as of October 31, 2019 or January 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.